Accounts payable and other liabilities (Ageing analysis of accounts and notes payable) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
The ageing analysis of accounts and notes payable [line items]
Accounts and notes payable	¥ 15,850,958	¥ 14,683,707
Within 1 year [member]
The ageing analysis of accounts and notes payable [line items]
Accounts and notes payable	15,435,470	14,423,179
Between 1 to 2 years [member]
The ageing analysis of accounts and notes payable [line items]
Accounts and notes payable	311,880	143,514
Over 2 years [member]
The ageing analysis of accounts and notes payable [line items]
Accounts and notes payable	¥ 103,608	¥ 117,014